John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 6/30/2021

Fund’s investments
As of 6-30-21 (unaudited)
	Shares	Value
Common stocks 98.1%		$12,314,459,492
(Cost $8,360,726,415)
Communication services 5.4%		678,131,880
Interactive media and services 3.4%
Alphabet, Inc., Class A (A)	108,511	264,961,075
Facebook, Inc., Class A (A)	465,159	161,740,436
Media 0.9%
Charter Communications, Inc., Class A (A)	162,966	117,571,821
Wireless telecommunication services 1.1%
T-Mobile US, Inc. (A)	924,246	133,858,548
Consumer discretionary 10.4%		1,301,521,127
Auto components 0.4%
Lear Corp.	252,001	44,170,735
Automobiles 0.7%
Harley-Davidson, Inc.	1,861,032	85,272,486
Distributors 0.8%
LKQ Corp. (A)	2,004,122	98,642,885
Hotels, restaurants and leisure 0.7%
Las Vegas Sands Corp. (A)	1,662,307	87,586,956
Household durables 2.6%
Lennar Corp., A Shares	757,890	75,296,372
Mohawk Industries, Inc. (A)	633,261	121,706,432
Sony Group Corp., ADR	1,312,765	127,627,013
Leisure products 0.4%
Polaris, Inc.	389,746	53,379,612
Multiline retail 0.5%
Kohl’s Corp.	1,167,402	64,335,524
Specialty retail 3.2%
AutoZone, Inc. (A)	170,601	254,574,224
Lowe’s Companies, Inc.	380,023	73,713,061
The TJX Companies, Inc.	1,119,670	75,488,151
Textiles, apparel and luxury goods 1.1%
Tapestry, Inc. (A)	3,213,608	139,727,676
Consumer staples 1.6%		200,747,856
Beverages 1.0%
Coca-Cola Europacific Partners PLC	2,115,243	125,476,215
Food and staples retailing 0.6%
U.S. Foods Holding Corp. (A)	1,962,243	75,271,641
Energy 7.8%		982,376,925
Energy equipment and services 1.0%
Schlumberger NV	3,910,075	125,161,501
Oil, gas and consumable fuels 6.8%
BP PLC, ADR	1,996,244	52,740,766
Canadian Natural Resources, Ltd.	3,049,925	110,651,279
ConocoPhillips	4,398,808	267,887,407
EOG Resources, Inc.	505,674	42,193,439
HollyFrontier Corp.	1,782,051	58,629,478
Marathon Petroleum Corp.	3,102,463	187,450,814
Pioneer Natural Resources Company	847,048	137,662,241
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 21.5%		$2,694,391,431
Banks 10.4%
Bank of America Corp.	6,132,232	252,831,925
Citigroup, Inc.	2,716,547	192,195,700
Fifth Third Bancorp	2,292,083	87,626,333
JPMorgan Chase & Co.	2,513,523	390,953,367
Truist Financial Corp.	3,898,494	216,366,417
Wells Fargo & Company	3,640,946	164,898,444
Capital markets 2.7%
The Charles Schwab Corp.	2,292,293	166,901,853
The Goldman Sachs Group, Inc.	446,910	169,615,752
Consumer finance 1.2%
Capital One Financial Corp.	950,597	147,047,850
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	1,255,959	349,056,125
Insurance 4.4%
Aflac, Inc.	977,376	52,445,996
American International Group, Inc.	1,830,348	87,124,565
Chubb, Ltd.	1,198,008	190,411,392
Everest Re Group, Ltd.	376,073	94,774,157
The Progressive Corp.	1,345,500	132,141,555
Health care 17.2%		2,153,821,085
Biotechnology 1.0%
AbbVie, Inc.	1,082,067	121,884,027
Health care providers and services 9.3%
AmerisourceBergen Corp.	836,861	95,812,216
Anthem, Inc.	620,911	237,063,820
Centene Corp. (A)	1,997,933	145,709,254
Cigna Corp.	1,023,074	242,540,153
CVS Health Corp.	1,430,210	119,336,722
McKesson Corp.	520,897	99,616,342
UnitedHealth Group, Inc.	570,752	228,551,931
Life sciences tools and services 1.3%
Avantor, Inc. (A)	4,407,191	156,499,352
Pharmaceuticals 5.6%
Johnson & Johnson	2,294,722	378,032,502
Novartis AG, ADR	1,997,043	182,210,203
Pfizer, Inc.	3,742,711	146,564,563
Industrials 13.5%		1,695,386,514
Aerospace and defense 3.4%
General Dynamics Corp.	757,902	142,682,631
Howmet Aerospace, Inc. (A)	3,288,240	113,345,633
Northrop Grumman Corp.	150,732	54,780,531
The Boeing Company (A)	469,580	112,492,585
Building products 0.9%
Allegion PLC	304,229	42,379,100
Owens Corning	712,719	69,775,190
Electrical equipment 1.8%
Eaton Corp. PLC	1,209,657	179,246,974
Vertiv Holdings Company	1,984,970	54,189,681
Machinery 5.7%
Allison Transmission Holdings, Inc.	979,294	38,917,144
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Machinery (continued)
Caterpillar, Inc.	763,642	$166,191,408
Deere & Company	616,915	217,592,090
Dover Corp.	568,456	85,609,474
Otis Worldwide Corp.	1,438,439	117,621,157
Wabtec Corp.	1,029,558	84,732,623
Road and rail 0.6%
Union Pacific Corp.	364,119	80,080,692
Trading companies and distributors 1.1%
United Rentals, Inc. (A)	425,534	135,749,601
Information technology 14.4%		1,809,912,769
Communications equipment 2.7%
Cisco Systems, Inc.	6,281,787	332,934,711
IT services 1.1%
Fidelity National Information Services, Inc.	972,832	137,821,109
Semiconductors and semiconductor equipment 7.9%
Applied Materials, Inc.	1,664,917	237,084,181
KLA Corp.	249,651	80,939,351
Lam Research Corp.	194,499	126,560,499
Micron Technology, Inc. (A)	2,464,836	209,461,763
NXP Semiconductors NV	628,807	129,358,176
Qorvo, Inc. (A)	531,929	104,071,909
QUALCOMM, Inc.	748,223	106,943,513
Software 2.3%
NortonLifeLock, Inc.	2,463,101	67,045,609
Oracle Corp.	1,795,709	139,777,989
SS&C Technologies Holdings, Inc.	1,217,428	87,727,862
Technology hardware, storage and peripherals 0.4%
NetApp, Inc.	613,372	50,186,097
Materials 4.7%		595,984,724
Chemicals 3.1%
Axalta Coating Systems, Ltd. (A)	2,013,591	61,394,390
DuPont de Nemours, Inc.	2,832,655	219,275,824
FMC Corp.	546,329	59,112,798
PPG Industries, Inc.	336,526	57,132,019
Construction materials 0.7%
CRH PLC, ADR	1,699,844	86,420,069
Metals and mining 0.9%
Kinross Gold Corp.	6,702,117	42,558,443
Newmont Corp.	1,105,888	70,091,181
Utilities 1.6%		202,185,181
Multi-utilities 1.6%
CenterPoint Energy, Inc.	4,191,013	102,763,639
Dominion Energy, Inc.	1,351,387	99,421,542

	Yield (%)	Shares	Value
Short-term investments 1.8%			$225,173,578
(Cost $225,173,578)
Short-term funds 1.8%			225,173,578
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	225,173,578	225,173,578

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $8,585,899,993) 99.9%	$12,539,633,070
Other assets and liabilities, net 0.1%	17,663,541
Total net assets 100.0%	$12,557,296,611

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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